Depreciation, Amortization and Impairment (Tables)	12 Months Ended
Mar. 31, 2023
Depreciation and amortisation expense [abstract]
Schedule of Depreciation, Amortization and Imapirment

	For the year ended March 31
Particulars	2021	2022	2023
Depreciation	8,973	6,023	6,096
Amortization	24,037	23,335	21,150
Impairment of intangible assets under development	—	138	150
Total	33,010	29,496	27,396